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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007.
                                               -----------------------

THIS FILING LISTS SECURITIES REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON NOVEMBER 14, 2007 OR IS NO LONGER NEEDED.

Check Here if Amendment /X/; Amendment Number:      1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Polygon Investment Partners LLP
                 -------------------------------
   Address:      10 Duke of York Square
                 -------------------------------
                 London SW3 4LY
                 -------------------------------
                 United Kingdom
                 -------------------------------

Form 13F File Number: 28-10987
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Polygon Investment Partners LLP

Name:     Sean Cote
         -------------------------------
Title:    General Counsel
         -------------------------------
Phone:    011-44-20-790 1 8330
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Sean Cote                London, Englan     November 14, 2007
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3
                                        --------------------

Form 13F Information Table Entry Total: 12
                                        --------------------

Form 13F Information Table Value Total: 790,942 (x $1,000)
                                        --------------------
                                            (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number      Name

    01        28-10988                  Polygon Investment Partners LP
    ------    -----------------         --------------------------------------
    02        28-10989                  Polygon Investments Ltd.
    ------    -----------------         --------------------------------------
    03        28-12127                  Polygon Investment Partners HK Limited
    ------    -----------------         --------------------------------------

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FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                --------------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
ALCAN INC                     COM             013716105    28455    350000  SH         DEFINED     01:02:03   350000  0       0
ARCHSTONE SMITH TR            COM             039583109    59110   1000000  SH         DEFINED     01:02:03  1000000  0       0
ARMOR HOLDINGS INC            COM             042260109    48925    563200  SH         DEFINED     01:02:03   563200  0       0
CABLEVISION SYS CORP          CL A            12686C109    18095    500000  SH         DEFINED     01:02:03   500000  0       0
CERIDIAN CORP NEW             COM             156779100    70000   2000000  SH         DEFINED     01:02:03  2000000  0       0
FIRST DATA CORP               COM             319963104   157433   4818900  SH         DEFINED     01:02:03  4818900  0       0
HARMAN INTL INDS INC          COM             413086109   139295   1192600  SH         DEFINED     01:02:03  1192600  0       0
MARSH & MCLENNAN COS INC      COM             571748102      693     22472  SH         DEFINED     01:02:03    22472  0       0
ORIENT-EXPRESS HOTELS LTD     CL A            G67743107    34715    650100  SH         DEFINED     01:02:03   650100  0       0
PETROHAWK ENERGY CORP         COM             716495106    51271   3232740  SH         DEFINED     01:02:03  3232740  0       0
PLAINS EXPL& PRODTN CO        COM             726505100    47810   1000000  SH         DEFINED     01:02:03  1000000  0       0
STARWOOD HOTELS&RESORTS WRLD  COM             85590A401   134140   2000000  SH         DEFINED     01:02:03  2000000  0       0
